Equity - Schedule of share premium (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Opening balance	€ 17,116	€ 17,116	€ 17,105
Issue of shares	0	0	12
Closing balance	€ 17,116	€ 17,116	€ 17,116